FINANCIAL INSTRUMENTS (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($) $ / shares shares	Dec. 26, 2019 CAD ($) shares	Dec. 26, 2019 USD ($) shares	Aug. 29, 2019 CAD ($) Shares $ / shares shares	Jun. 30, 2018 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) Shares $ / shares shares	Dec. 31, 2020 USD ($) Shares shares	Dec. 31, 2019 CAD ($) Shares $ / shares	Dec. 31, 2020 EUR (€) Shares	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Exercise price of warrants exercisable | $ / shares						$ 1.3
Net proceeds from private placement								$ 15,570
Issuance expenses including FV of compensation units								2,913
Finance costs						$ 20,504		$ 707
Exercise price of compensation option | $ / shares						$ 0.45		$ 0
Number of share options granted in share-based payment arrangement | Shares						3,620,000	3,620,000	12,300,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 1.06		$ 0.40
Number of warrants exercised | Shares						12,351,795	12,351,795
Aggregate consideration to acquire preferred shares						$ 1,347		$ 912
Investments						2,341		912
Investments in unlisted shares measured at fair value						2,341
Cash and cash equivalents						8,885		13,926		$ 7,591
Warrants And Compensation Options [Member]
Disclosure of detailed information about financial instruments [line items]
Finance costs	$ 3,675
Proceeds from warrants and compensation options exercised	$ 6,032
Number of warrants and compensation options exercised | shares	12,350,795
Percentage of warrants and Compensation options exercised	92.10%
Exercise price of warrants exercised | $ / shares	$ 0.50
Exercise price of compensation option | $ / shares	$ 0.40
2018 Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants						$ 3,872		$ 197
Exercise price of warrants exercised | $ / shares						$ 0.50
Number of warrants outstanding | Shares								11,413,750
Exercise price of compensation option | $ / shares						$ 0.40
(Gain) loss on revaluation						$ 3,675		$ (856)
Number of warrants exercised | Shares						12,350,795	12,350,795
Compensation units [Member]
Disclosure of detailed information about financial instruments [line items]
Number of compensation units converted to ordinary shares | shares						327,780	327,780
Number of warrants issued upon conversion | shares						163,890	163,890
Value of compensation units converted to ordinary shares and warrants						$ 344
2019 Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants						$ 16,540
Exercise price of warrants exercised | $ / shares						$ 1.3
Number of warrants outstanding | Shares						9,729,264		9,730,264	9,729,264
(Gain) loss on revaluation						$ 16,283		$ (2,597)
Number of warrants exercised | Shares						1,000	1,000
Number of warrants converted to ordinary shares | shares						1,000	1,000
Value of warrants converted to ordinary shares						$ 1
Conversion price per warrant | $ / shares						$ 1.3
Private Placements [Member]
Disclosure of detailed information about financial instruments [line items]
Number of units issued | shares				19,460,527
Number of units issued, price per share | $ / shares				$ 1.05
Gross proceeds from issuance of units				$ 20,433
IMC [Member] | Private Placements [Member]
Disclosure of detailed information about financial instruments [line items]
Number of units issued | shares				19,460,527	2,282,749
Number of units issued, price per share | $ / shares				$ 1.05	$ 4.00
Gross proceeds from issuance of units				$ 20,433	$ 9,131
Exercise price of warrants exercisable | $ / shares				$ 1.3	$ 5.00
Term of warrants from date of issuance				24 months	24 months
Fees and other issuance expenses				$ 2,596	$ 874
Net proceeds from private placement				17,837	8,257
Fair value of warrants				2,597	1,278
Proceeds from issue of ordinary shares				17,836	$ 7,853
Number of compensation warrants granted to agents | shares					128,652
Issuance expenses including FV of compensation units				3,337
Finance costs				424	$ 123
Reduction of share premium, cost allocated to Ordinary shares				$ 2,913	$ 751
IMC [Member] | Private Placements [Member] | Compensation units [Member]
Disclosure of detailed information about financial instruments [line items]
Exercise price of warrants exercisable | $ / shares				$ 1.3
Term of warrants from date of issuance				36 months
Number of share options granted in share-based payment arrangement | Shares				1,199,326
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 1.05
Fair value of compensation units				$ 741
Navasota Shareholders [Member]
Disclosure of detailed information about financial instruments [line items]
Exercise price of warrants exercised | $ / shares						$ 0.283
Number of warrants outstanding | Shares						0		706,713	0
Number of warrants exercised | Shares						113,520	113,520
Xinteza Api Ltd [Member] | Share Purchase Agreement [Member] | Convertible preferred shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of preferred shares committed to acquire | shares		38,000	38,000
Aggregate consideration to acquire preferred shares			$ 1,700
Percentage of outstanding share capital for preferred shares to be acquired		24.20%	24.20%
Xinteza Api Ltd [Member] | First installment [Member] | Share Purchase Agreement [Member] | Convertible preferred shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of preferred shares committed to acquire | shares		15,700	15,700
Aggregate consideration to acquire preferred shares		$ 912	$ 700
Xinteza Api Ltd [Member] | Remaining installment [Member] | Share Purchase Agreement [Member] | Convertible preferred shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of preferred shares committed to acquire | shares						22,401	22,401
Aggregate consideration to acquire preferred shares						$ 1,347	$ 1,000
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents						738			€ 472
Financial liabilities						$ 4,188